Accounting Policies, by Policy (Policies)	9 Months Ended
Sep. 30, 2024
Accounting Policies [Abstract]
New standards, amendments and interpretations

2.1 New standards, amendments and interpretations

a. Standards, amendments and interpretations recently issued and adopted by the Group

Amendments to IAS 7 and IFRS 7 - Supplier Finance Arrangements

Effective for periods beginning on or after January 1, 2024 but not required for any interim period presented within the annual reporting period, the changes aim to increase transparency and comparability of financial information in supplier finance arrangements, which involve financing suppliers through a financial institution. Companies will be required to disclose the terms and conditions of transactions with suppliers, the effects of these arrangements on liabilities and cash flows, and on the exposure to liquidity risk related to these arrangements. The Group is monitoring the changes and will adjust the disclosure in the explanatory notes according to the standard’s requirements by the year-end’s financial statements.

IAS 12 - Income Taxes

As of January 1, 2024, the changes to the International Tax Reform - Pillar Two Model Rules aim to address tax issues related to the creation of a global system of minimum taxation for multinational companies, as disclosed in note 10 - Income tax and social contribution.

IAS 1 - Presentation of Financial Statements

The amendments issued in 2020 and 2023 aim to clarify the requirements for determining whether a liability is current or non-current and require new disclosures for non-current liabilities subject to future covenants. The amendments apply to annual periods beginning on or after January 1, 2024. The Company is monitoring these changes and has not identified any impacts resulting from this amendment so far.

b. New standards, amendments and interpretations that are not yet effective

IAS 21 - Lack of exchangeability

Starting from January 1, 2025, this amendment establishes accounting requirements for situations where a functional currency cannot be converted into other currencies. In such cases, the Group must use the most recent observable exchange rate to translate the results and financial position of foreign operations into its presentation currency. The entity should also disclose this exchange rate, the date it was observed, and the reasons why the currency is non-exchangeable. The Group is monitoring the changes, and so far, no impacts have been identified.